Prospectus Supplement  February 28, 2000*

AXP Blue Chip Advantage Fund S-6025 M (3/99)
AXP Discovery Fund S-6457 N (9/99)
AXP Diversified Equity Income Fund S-6475 N (11/99)
AXP Emerging Markets Fund S-6354 E (12/99)
AXP Equity Select Fund S-6426 R (1/00)
AXP Equity Value Fund S-6382 G (5/99)
AXP Global Balanced Fund S-6352 D (12/99)
AXP Global Growth Fund S-6334 N (12/99)
AXP Growth Fund S-6455 P (9/99)
AXP International Fund S-6140 N (12/99)
AXP Managed Allocation Fund S-6141 P (11/99)
AXP Mutual S-6326 P (11/99)
AXP New Dimensions Fund S-6440 N (9/99)
AXP Precious Metals Fund S-6142 N (5/99)
AXP Progressive Fund S-6449 N (11/99)
AXP Research Opportunities Fund S-6356 E (9/99)
AXP Small Cap Advantage Fund S-6427 A (4/99)
AXP Small Company Index Fund S-6357 E (3/99)
AXP Stock Fund S-6351 P (11/99)
AXP Strategy Aggressive Fund S-6381 G (5/99)
AXP Utilities Income Fund S-6341 N (8/99)

Effective March 20, 2000, the "SALES CHARGES" information is revised as follows:

Class A - initial sales charge alternative
When you purchase Class A shares, you pay a sales charge as shown in the following table:

Total investment           Sales charge as percentage of :
--------------------- ----------------------------------- ----------------------
                              Public offering pricea       Net amount invested
--------------------- ----------------------------------- ----------------------
--------------------- ----------------------------------- ----------------------
Up to $50,000                        5.75%
--------------------- ----------------------------------- ----------------------
--------------------- ----------------------------------- ----------------------
$50,000-$99,999                      4.75
--------------------- ----------------------------------- ----------------------
--------------------- ----------------------------------- ----------------------
$100,000-$249,999                    3.75
--------------------- ----------------------------------- ----------------------
--------------------- ----------------------------------- ----------------------
$250,000-499,999                     2.50
--------------------- ----------------------------------- ----------------------
--------------------- ----------------------------------- ----------------------
$500,000-$999,999                    2.00**
--------------------- ----------------------------------- ----------------------
--------------------- ----------------------------------- ----------------------
$1,000,000 or more                   0.00
--------------------- ----------------------------------- ----------------------
aOffering price includes a 5.75% sales charge.
**The sales charge will be waived until Dec. 31, 2000.

All other references to the sales charge on Class A shares are revised to reflect a 5.75% maximum sales charge. These references are found in the paragraphs on "Past Performances," "Fees and Expenses" and "Investment Options."


The second bullet under the section titled "Other Class A sales charge policies" has been revised as follows:

o If you intend to invest a large amount over a period of 13 months, you can reduce the sales charge in Class A by filing a letter of intent. For more details, please see the SAI.

S-6318 A (2/00)
*Destroy next prospectus update